Leases - Schedule of Operating Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease right-of-use assets, net	$ 162,227	$ 242,456
Current maturities of operating lease liability	55,673	65,500
Operating lease liability, net of current maturities	106,235	176,144
Total	161,908	241,644
Operating cash outflows for operating leases	$ 89,032	$ 48,497
Weighted average remaining lease terms	4 years 10 days	4 years 5 months 15 days
Weighted average discount rate	13.42%	13.42%